Risk Management (Details) - Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Total assets according to the statement of financial position	$ 68,458,932	$ 70,857,886
Investment in subsidiaries that are not consolidated		0
Assets discounted from regulatory capital, other than item 2	13,243,643	10,823,906
Credit equivalents	3,402,423	3,446,909
Contingent credits	2,836,980	2,604,665
Assets generated by the intermediation of financial instruments	18,622	33,260
= (1-2-3+4+5-6) Total assets for regulatory purposes	61,436,070	66,052,294
Assets weighted for credit risk, estimated according to the standard methodology (RAW)	29,921,944	30,333,749
Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	0	0
Market Risk Weighted Assets (MRWA)	5,967,201	4,793,740
Operational Risk Weighted Assets (OPWA)	4,923,679	4,424,739
= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	40,812,824	39,552,228
= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	40,812,824	39,552,228
Shareholders equity	4,292,440	4,367,159
Non-controlling interest	104,394	124,735
Goodwill	0	0
Excess minority investment	0	0
= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,396,834	4,491,894
Additional deductions to common equity tier 1, other than item 2	128,425	94,013
= (16-17-2) Common Equity Tier 1 (CET1)	4,268,409	4,397,881
Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	0	0
Subordinated bonds imputed as additional capital level 1 (AT1)	0	0
Preferred shares attributed to additional capital tier 1 (AT1)	0	0
Perpetual bonds attributed to additional capital level 1 (AT1)	693,382	608,721
Discounts applied to AT1	0	0
= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	693,382	608,721
= (18+24) Equity Tier 1	4,961,791	5,006,602
Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	293,000
Subordinated bonds imputed as Tier 2 capital (T2)	1,706,525	1,679,130
= (26+27) Capital nivel 2 equivalente (T2)	1,999,525	1,972,130
Discounts applied to T2	0	0
= (28-29) Tier 2 Capital (T2)	1,999,525	1,972,130
= (25+30) Effective equity	6,961,316	6,978,732
Additional basic capital required for the constitution of the conservation buffer	1,020,321	741,604
Additional basic capital required to set up the countercyclical buffer	204,064	0
Additional core capital required for banks rated as systemic	459,144	296,642
Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	$ 0	$ 0